Intangible assets	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
10.	Intangible assets:

		Accumulated	Net book
December 31, 2014	Cost	amortization	value
Patents and trademarks	$18,425	$3,445	$14,980
Technology (1)	6,449	3,142	3,307
Customer contracts (1)	13,762	4,163	9,599
Other intangibles (1)	62	28	34
Total	$38,698	$10,778	$27,920

		Accumulated	Net book
December 31, 2013	Cost	amortization	value
Patents and trademarks	$20,974	$2,900	$18,074
Technology	7,468	2,796	4,672
Customer contracts (2)	18,447	3,886	14,561
Other intangibles	1,262	225	1,037
Total	$48,151	$9,807	$38,344

(1) The Company reviews its long-lived assets for impairment including property, plant and equipment, and intangible assets whenever events and changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Based on the revenue and operating results and decline in the oil price, the Company concluded there were impairment indicators requiring the performance of a long-lived assets impairment test for customer contracts, technology and other intangibles as of November 30, 2014. Accordingly non-cash impairment charges aggregating to $5,823 were recorded during the year ended December 31, 2014 which reduced the carrying values of technology by $115, customer contracts by $4,705 and other intangibles by $1,003 for the Westport Operations segment.

(2) During the year ended December 31, 2013, there was a significant decline in revenue from the lower than expected adoption rate of natural gas vehicles in our customer contracts.  An impairment analysis of the intangibles balance indicated that the carrying value exceeded the fair value of customer contracts.  Accordingly, an intangible impairment charge of $1,721 related to customer contracts in Sweden was recognized in the Westport Operations segment.  The fair value of customer contracts was determined using the present value of expected cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital.

During the year ended December 31, 2014, amortization of $4,560 (December 31, 2013 - $4,042; year ended December 31, 2012 - $3,264) was recognized in the statement of operations.

The expected amortization of intangible assets for fiscal 2015 to 2019 is $3,345 per year.